SHAREHOLDERS’ DEFICIT (Details Narrative) $ / shares in Units, Integer in Thousands																	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 26, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Nov. 04, 2020 shares	Nov. 02, 2020 shares	Aug. 11, 2020 USD ($) shares	Aug. 04, 2020 USD ($) $ / shares	May 10, 2020 USD ($) $ / shares shares	Apr. 13, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 17, 2019 USD ($) $ / shares shares	Apr. 14, 2019 USD ($) $ / shares shares	Nov. 18, 2018 USD ($) Integer $ / shares shares	Aug. 15, 2018 $ / shares shares	Jun. 21, 2018 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 02, 2021 $ / shares	May 14, 2020 USD ($) $ / shares	Feb. 27, 2019 $ / shares	May 31, 2018 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares		2,477,500,000									2,477,500,000															2,477,500,000	2,477,500,000
Convertible stock option exercise price | $ / shares																												$ 0.05
Number of shares issued value																								$ 1,699,000
Share price | $ / shares		$ 0.075																$ 0.04						$ 0.04		$ 0.075				$ 5,385
Stock-based compensation expense																								$ 633,000	$ 2,334,000	$ 2,612,000	$ 1,254,000
Number of shares converted | shares																											1,811,864,000
Accrued interest											$ 336,000																$ 336,000
Conversion of debt, amount																		$ 7,918,000	$ 1,776,000	$ 6,870,000	$ 1,454,000	$ 902,000	$ 1,586,000			4,677,000	335,000
Sales and marketing expenses																		429,000			757,000			2,387,000	2,187,000	3,058,000	667,000
Finance expenses																								(17,368,000)		(14,312,000)
General and administrative expenses																		1,869,000			$ 804,000			$ 5,198,000	$ 1,729,000	2,729,000	$ 2,093,000
Preferred stock, shares authorized | shares	5,000,000,000
Reverse stock split description	a reverse split of the Company’s entire share capital share at a ratio within the range from 1-for-2 up to 1-for 500, provided that the Company shall not effect reverse share splits that, in the aggregate, exceed 1-for-500
Amortization of Debt Issuance Costs							$ 34																			130
Redeemable Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares	50,000
Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares | shares					6,000,000																			2,000,000
Stock issued during the period converted, shares | shares																								427,964,317
Principal amount and unpaid interest																		4,423,000						$ 4,423,000
MDM Worldwide Solution, Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible stock option exercise price | $ / shares												$ 0.10
Stock issued during the period, shares | shares																											125,000
Share conversion amount												$ 100,000
Number of shares converted | shares												1,000,000
General and Administrative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares													$ 0.2
Stock-based compensation expense													$ 60,000														$ 335,000
Marketing Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																											420,000
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																								350,000		$ 349,000	$ 100,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value							$ 10,275,000
Stock issued during the period, shares | shares						50,000,000
Ordinary shares, par value | $ / shares							$ 0.01
Share holder deficit, description							From and after the Commencement Date, under the Purchase Agreement, on any business day selected by the Company on which the closing sale price of the Company’s Ordinary Shares exceeds $0.02, the Company may direct Lincoln Park to purchase up to 500,000 Ordinary Shares on the applicable purchase date (a “Regular Purchase”), which maximum number of shares may be increased to certain higher amounts up to a maximum of 1,000,000 Ordinary Shares, if the market price of our Ordinary Shares at the time of the Regular Purchase equals or exceeds $0.13 (such share and dollar amounts subject to proportionate adjustments for stock splits, recapitalizations and other similar transactions as set forth in the Purchase Agreement), provided that Lincoln Park’s purchase obligation under any single Regular Purchase shall not exceed $500																			From and after the Commencement Date, under the Purchase Agreement, on any business day selected by the Company on which the closing sale price of the Company’s Ordinary Shares exceeds $0.02, the Company may direct Lincoln Park to purchase up to 500,000 Ordinary Shares on the applicable purchase date (a “Regular Purchase”), which maximum number of shares may be increased to certain higher amounts up to a maximum of 1,000,000 Ordinary Shares, if the market price of our Ordinary Shares at the time of the Regular Purchase equals or exceeds $0.13 (such share and dollar amounts subject to proportionate adjustments for stock splits, recapitalizations and other similar transactions as set forth in the Purchase Agreement), provided that Lincoln Park’s purchase obligation under any single Regular Purchase shall not exceed $500. The purchase price of Ordinary Shares the Company may elect to sell to Lincoln Park under the Purchase Agreement in a Regular Purchase, if any, will be based on 95% of the lower of: (i) the lowest sale price on the purchase date for such Regular Purchase and (ii) the arithmetic average of the three lowest closing sale prices for an Ordinary Share during the 15 consecutive business days ending on the business day immediately preceding such purchase date for such Regular Purchase.
Commitment fee							$ 482,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share holder deficit, description							The purchase price of Ordinary Shares the Company may elect to sell to Lincoln Park under the Purchase Agreement in a Regular Purchase, if any, will be based on 95% of the lower of: (i) the lowest sale price on the purchase date for such Regular Purchase and (ii) the arithmetic average of the three lowest closing sale prices for an Ordinary Share during the 15 consecutive business days ending on the business day immediately preceding such purchase date for such Regular Purchase
Investor Relations Agreement [Member] | MDM Worldwide Solution, Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consulting services																$ 12,000,000
Service Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares		$ 0.54									$ 0.15															$ 0.54	$ 0.15
Number of shares issued for services | shares																										14,028,503	4,500,000
Service Agreements [Member] | Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																										$ 60,000
Service Agreements [Member] | Selling and Marketing Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																										390,000
Service Agreements [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																										210,000
Exchange Agreement [Member] | MDM Worldwide Solution, Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares									$ 0.02																				$ 0.069
Settlement of financial liability																													$ 345,000
Conversion of debt, amount									$ 100,000
Stock issued during the period converted, shares | shares									5,000,000
Sales and marketing expenses									$ 245,000
Loan Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible stock option exercise price | $ / shares								$ 0.04
Share price | $ / shares								$ 0.069
Settlement of financial liability								$ 604,000
Conversion of debt, amount								$ 350,000
Stock issued during the period converted, shares | shares								8,750,000
Finance expenses								$ 254,000
Settlement Agreement [Member] | SRK Kronengold Law office [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible stock option exercise price | $ / shares			$ 0.09
Share price | $ / shares			$ 0.0851
Conversion of debt, amount			$ 80,000
Stock issued during the period converted, shares | shares			800,000
General and administrative expenses			$ 12,000
Registration Rights Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value							$ 10,275,000
Ownership percentage							499.00%
Purchase Agreement One [Member] | Lincoln Park Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																								$ 255,000		$ 2,339,000
Stock issued during the period, shares | shares						5,812,500																		5,229,809		32,747,579
Commitment fee						$ 482,000
Prepaid Expenses		$ 372,000																361,000						$ 361,000		$ 372,000
Amortization expenses																										110,000
Amortization of Debt Issuance Costs																								$ 12,000		0
Purchase Agreement One [Member] | Lincoln Park Capital Fund, LLC [Member] | Warrants Exercised [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares | shares		475,411
Secured Convertible Equipment Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares | shares				20,000,000																				20,000,000
Conversion of debt, amount		$ 4,639,000									$ 336,000
Stock issued during the period converted, shares | shares		64,630,113									1,811,864
Amortization of Debt Issuance Costs																		$ 2,207,000						$ 2,414,000		$ 204
Fair value of ordinary shares																								$ 870,000
Several Service Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares | shares																								14,921,053
Several Service Agreements [Member] | Selling and Marketing Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																								$ 44,000
Several Service Agreements [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																								$ 31,000
NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares		$ 0.01									$ 0.01							$ 0.01						$ 0.01		$ 0.01	$ 0.01
NIS [Member] | MDM Worldwide Solution, Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 0.01																$ 0.01
Settlement of financial liability											$ 12,500																$ 12,500
NIS [Member] | Service Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 0.01																$ 0.01
NIS [Member] | Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares																		0.01						0.01
NIS [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares							$ 0.01
NIS [Member] | Service Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares		0.01																								$ 0.01
NIS [Member] | Registration Rights Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares							$ 0.01
NIS [Member] | Secured Convertible Equipment Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares																		0.01						0.01
NIS [Member] | Several Service Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares																		$ 0.01						$ 0.01
Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares																															722,500,000
Warrants exercised, value																															$ 361,000
Direct and incremental costs																															$ 37,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock | shares															620,521
Consultant [Member] | NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible stock option exercise price | $ / shares															$ 0.01
Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares														600,000
Number of shares issued value														$ 100,000													$ 295,000
Stock issued during the period, shares | shares														800,000													2,950,000
Warrants expiration term														3 years
Warrants exercise price decrease | $ / shares														$ 0.125
Number of trading days | Integer														5
Derivative warrant liability														$ 20,000
Share price | $ / shares											0.10																$ 0.10
Investor [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares										1,339,284,000							1,339,284,000						1,339,284,000
Number of shares issued value										$ 30,000							$ 30,000
Stock issued during the period, shares | shares										1,500,000,000							1,500,000			500,000						1,000,000,000
Ordinary shares, par value | $ / shares		$ 0.01																		$ 0.01						$ 0.01
Exercise price of warrants | $ / shares										$ 0.10							$ 0.10						$ 0.10
Investor [Member] | NIS [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 0.01			$ 0.01													$ 0.01
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares | shares													300,000
Chief Executive Officer [Member] | NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares													$ 0.01